Shareholder Report, Holdings (Details) - Alpha Brands(TM) Consumption Leaders ETF	Dec. 31, 2025
ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Taiwan Semiconductor Manufacturing Co Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%